Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Apr. 29, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000023754
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,627	$ 23,213	$ 22,953	$ 22,638	$ 21,872	$ 21,099	$ 21,099	$ 21,939	$ 22,135	$ 21,681	$ 22,057	$ 21,255	$ 21,457	$ 21,141	$ 20,660	$ 20,431	$ 19,748	$ 18,882	$ 19,520	$ 19,137	$ 18,548	$ 18,219	$ 17,536	$ 16,344	$ 16,630	$ 17,331	$ 17,399	$ 17,080	$ 16,484	$ 16,562	$ 16,398	$ 15,854	$ 16,293	$ 15,660	$ 16,171	$ 15,458	$ 14,967	$ 15,945	$ 16,470	$ 15,630	$ 16,409	$ 16,471		$ 17,570	$ 17,335	$ 17,530	$ 18,493	$ 18,018	$ 18,191	$ 17,485	$ 18,057	$ 17,789	$ 17,504	$ 17,192	$ 17,168	$ 16,460	$ 16,325	$ 16,025	$ 16,177	$ 15,738	$ 14,773	$ 15,011	$ 15,377	$ 14,777	$ 14,108	$ 13,777	$ 13,323	$ 12,255	$ 13,553	$ 14,177	$ 14,013	$ 13,754	$ 13,501	$ 13,376	$ 13,405	$ 13,308	$ 13,082	$ 12,595	$ 12,808	$ 12,486	$ 12,195	$ 11,929	$ 11,326	$ 11,953	$ 11,771	$ 12,321	$ 12,330	$ 12,112	$ 11,789	$ 11,724	$ 11,536	$ 11,539	$ 11,660	$ 11,936	$ 11,645	$ 11,529	$ 11,347	$ 11,200	$ 11,128	$ 11,104	$ 10,964	$ 10,932	$ 10,809	$ 10,778	$ 10,775	$ 10,547	$ 10,442	$ 10,315	$ 10,117	$ 10,322	$ 10,315	$ 10,279	$ 10,042	$ 10,019	$ 9,919	$ 9,849	$ 9,397	$ 9,391	$ 9,692	$ 9,879	$ 9,882	$ 10,000
C000023756
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,442	22,701	22,460	22,168	21,429	20,687	20,697	21,541	21,741	21,311	21,693	20,919	21,130	20,831	20,370	20,159	19,498	18,654	19,296	18,927	18,357	18,046	17,378	16,208	16,499	17,209	17,289	16,982	16,401	16,486	16,335	15,801	16,247	15,628	16,148	15,447	14,965	15,954	16,487	15,658	16,448	16,522		17,636	17,409	17,613	18,592	18,130	18,316	17,617	18,204	17,941	17,669	17,365	17,352	16,645	16,518	16,224	16,393	15,954	14,986	15,241	15,618	15,020	14,349	14,021	13,568	12,487	13,821	14,464	14,308	14,050	13,798	13,682	13,718	13,628	13,409	12,917	13,143	12,822	12,529	12,261	11,649	12,304	12,122	12,696	12,717	12,496	12,176	12,110	11,929	11,937	12,069	12,364	12,069	11,959	11,776	11,632	11,565	11,546	11,411	11,383	11,262	11,237	11,243	11,013	10,907	10,784	10,585	10,805	10,808	10,775	10,534	10,519	10,419	10,354	9,883	9,887	10,206	10,411	10,424	10,000
C000023757
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,564,418			2,455,161			2,286,519			2,348,658			2,323,189			2,210,644			2,110,822			1,969,012			1,796,040			1,843,855			1,769,048			1,687,921			1,612,625			1,682,750				1,890,944			1,988,802			1,879,460			1,880,344			1,766,930			1,735,784			1,609,774			1,511,545			1,312,129			1,499,647			1,430,369			1,398,356			1,333,935			1,208,892			1,313,870			1,256,747			1,229,082			1,239,420			1,190,920			1,164,892			1,143,686			1,107,208			1,093,156			1,062,641			1,041,273			1,023,686			1,000,000
C000211115
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,862,719	12,633,370	12,489,987	12,312,713	11,895,761	11,472,582	11,467,389	11,922,079	12,025,525	11,777,256	11,976,631	11,539,401	11,646,224	11,470,974	11,208,752	11,082,589	10,708,477	10,235,501	10,580,380	10,368,194	10,049,248	9,867,695	9,494,585	8,847,449	8,998,854	9,376,798	9,410,511	9,237,134	8,911,124	8,951,879	8,860,778	8,565,147	8,799,024	8,455,368	8,730,847	8,345,005	8,076,798	8,602,614	8,881,326	8,426,955	8,846,867	8,877,197		9,467,454	9,339,441	9,439,490	9,956,021	9,698,362	9,789,692	9,406,977	9,712,075	9,564,528	9,410,472	9,242,138	9,224,823	8,841,718	8,766,309	8,604,409	8,684,280	8,447,085	7,927,231	8,052,421	8,246,911	7,923,296	7,561,607	7,382,832	7,138,353	6,565,093	7,258,551	7,590,202	7,502,042	7,360,180	7,223,122	7,153,571	7,167,824	7,114,835	6,994,590	6,731,409	6,843,058	6,670,509	6,513,619	6,368,018	6,044,460	6,378,985	6,277,553	6,569,351	6,574,382	6,456,186	6,283,737	6,245,742	6,145,409	6,145,409	6,206,712	6,352,843	6,197,098	6,132,486	6,033,662	5,954,602	5,915,718	5,899,614	5,824,460	5,803,941	5,738,028	5,718,432	5,715,139	5,592,786	5,536,042	5,467,527	5,361,074	5,465,782	5,462,580	5,441,737	5,313,206	5,299,673	5,244,378	5,206,363	4,965,309	4,961,868	5,118,431	5,216,316	5,216,316	5,000,000
C000023758
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,504	12,390	12,219	12,232	12,037	12,091	12,040	12,053	11,805	11,720	11,888	11,755	12,042	11,876	11,703	11,434	11,326	11,124	11,391	11,277	11,432	11,400	10,977	10,486	10,664	10,918	10,956	10,942	10,961	11,061	10,996	10,787	11,010	10,624	10,645	10,300	10,451	10,893	11,140	10,878	11,106	11,105		11,468	11,763	11,912	12,135	12,153	12,163	12,173	12,249	12,258	12,139	12,056	12,006	11,916	12,004	12,112	12,123	12,044	11,828	11,864	11,857	11,869	11,654	11,435	11,324	11,087	11,662	11,516	11,289	11,302	11,300	11,265	11,325	11,061	11,037	10,932	10,759	10,740	10,563	10,540	10,410	10,291	10,255	10,325	10,372	10,315	10,312	10,312	10,250	10,314	10,273	10,353	10,427	10,387	10,385	10,375	10,421	10,340	10,302	10,277	10,201	10,118	10,117	10,040	10,007	10,002	10,189	10,251	10,250	10,230	10,118	9,965	9,946	9,869	9,737	9,715	9,656	9,696	9,707	10,000
C000023760
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,098	11,812	11,656	11,677	11,497	11,550	11,516	11,537	11,305	11,231	11,401	11,280	11,566	11,413	11,253	11,001	10,904	10,716	10,974	10,879	11,029	11,005	10,609	10,146	10,318	10,574	10,619	10,613	10,637	10,743	10,687	10,482	10,707	10,344	10,372	10,040	10,195	10,637	10,888	10,630	10,862	10,868		11,233	11,532	11,687	11,908	11,934	11,952	11,971	12,054	12,071	11,968	11,887	11,853	11,764	11,859	11,975	11,993	11,930	11,716	11,759	11,760	11,781	11,574	11,369	11,266	11,036	11,613	11,474	11,261	11,281	11,280	11,253	11,321	11,069	11,053	10,955	10,788	10,776	10,604	10,587	10,466	10,351	10,322	10,401	10,455	10,411	10,408	10,414	10,365	10,431	10,396	10,483	10,567	10,532	10,538	10,534	10,589	10,519	10,483	10,472	10,395	10,322	10,328	10,256	10,230	10,232	10,427	10,505	10,506	10,494	10,386	10,242	10,230	10,157	10,028	10,013	9,959	10,007	10,026	10,000
C000023761
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,323,975			1,294,717			1,273,740			1,239,412			1,272,718			1,207,910			1,201,880			1,203,032			1,124,932			1,153,695			1,158,712			1,119,027			1,100,287			1,144,590				1,205,831			1,275,190			1,278,611			1,275,088			1,250,347			1,272,108			1,243,623			1,221,095			1,161,157			1,181,709			1,178,563			1,154,211			1,122,657			1,087,655			1,078,253			1,075,813			1,074,709			1,086,567			1,079,909			1,071,288			1,051,695			1,039,168			1,063,539			1,048,152			1,021,502			998,645			1,000,000
C000195930
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,647,988	6,586,582	6,494,202	6,504,167	6,398,994	6,422,132	6,397,596	6,403,019	6,270,112	6,223,980	6,307,143	6,239,456	6,385,976	6,300,708	6,207,330	6,059,407	6,001,122	5,892,702	6,032,340	5,971,070	6,051,444	6,033,001	5,808,118	5,551,403	5,639,898	5,773,213	5,796,151	5,787,435	5,791,688	5,843,375	5,807,638	5,696,274	5,812,574	5,607,566	5,617,318	5,438,283	5,512,599	5,747,945	5,876,960	5,733,913	5,852,679	5,850,813		6,040,092	6,194,124	6,275,087	6,390,653	6,398,826	6,398,641	6,406,795	6,444,877	6,448,066	6,384,147	6,335,320	6,311,706	6,262,792	6,307,533	6,363,041	6,367,046	6,324,441	6,209,610	6,226,960	6,221,822	6,226,929	6,113,038	5,996,959	5,937,438	5,811,836	6,111,573	6,033,915	5,913,771	5,918,901	5,916,743	5,893,462	5,923,783	5,787,623	5,774,062	5,717,753	5,626,225	5,615,157	5,521,052	5,508,082	5,439,168	5,372,465	5,352,771	5,391,532	5,414,794	5,384,174	5,377,861	5,376,452	5,346,504	5,374,981	5,352,672	5,393,127	5,433,811	5,408,022	5,408,908	5,399,545	5,421,840	5,380,907	5,356,440	5,345,019	5,300,317	5,258,476	5,255,919	5,214,502	5,195,841	5,188,095	5,283,805	5,317,695	5,312,452	5,300,549	5,240,761	5,160,523	5,152,029	5,107,511	5,040,883	5,025,219	4,993,224	5,012,134	5,015,460	5,000,000
C000023770
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 16,044	15,849	15,570	15,570	15,210	14,992	14,958	15,217	15,058	14,817	15,147	14,800	15,171	14,965	14,687	14,318	14,161	13,829	14,251	13,998	13,909	13,926	13,306	12,525	12,827	13,285	13,490	13,324	13,085	13,273	13,187	12,956	13,276	12,652	12,890	12,296	12,119	12,908	13,323	12,739	13,296	13,311		13,930	14,155	14,346	14,766	14,561	14,694	14,458	14,711	14,593	14,454	14,387	14,277	14,013	13,917	13,829	13,851	13,555	12,897	12,981	13,054	12,786	12,426	12,201	11,871	11,258	12,214	12,453	12,348	12,205	12,062	11,947	11,909	11,848	11,800	11,474	11,609	11,427	11,279	11,117	10,680	10,963	10,853	11,210	11,245	11,109	10,986	11,005	10,928	10,966	10,980	11,173	11,006	10,927	10,846	10,771	10,710	10,660	10,567	10,528	10,410	10,305	10,261	10,119	10,038	9,970	9,922	9,988	9,970	9,934	9,764	9,767	9,712	9,652	9,376	9,400	9,556	9,663	9,686	10,000
C000023771
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,937	15,520	15,251	15,268	14,923	14,714	14,697	14,959	14,809	14,576	14,918	14,581	14,959	14,757	14,504	14,143	13,999	13,673	14,096	13,861	13,788	13,805	13,199	12,429	12,741	13,204	13,419	13,260	13,035	13,226	13,146	12,922	13,253	12,638	12,888	12,294	12,130	12,925	13,346	12,777	13,338	13,369		13,999	14,232	14,434	14,862	14,667	14,810	14,584	14,848	14,728	14,600	14,544	14,446	14,183	14,089	14,006	14,044	13,752	13,097	13,184	13,277	13,008	12,652	12,429	12,095	11,478	12,461	12,715	12,613	12,476	12,342	12,229	12,199	12,143	12,100	11,776	11,916	11,741	11,596	11,435	10,993	11,290	11,189	11,562	11,599	11,471	11,349	11,377	11,302	11,356	11,379	11,581	11,413	11,343	11,258	11,193	11,136	11,090	10,999	10,966	10,848	10,750	10,704	10,567	10,488	10,418	10,380	10,457	10,438	10,412	10,239	10,254	10,202	10,145	9,864	9,889	10,062	10,183	10,220	10,000
C000170082
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,738,154			1,686,611			1,619,459			1,602,241			1,640,462			1,547,387			1,538,237			1,502,254			1,383,033			1,435,613			1,419,977			1,361,508			1,303,408			1,369,179				1,496,960			1,585,668			1,551,653			1,549,428			1,501,307			1,483,837			1,389,148			1,328,897			1,203,384			1,318,834			1,275,251			1,258,883			1,218,281			1,138,080			1,193,081			1,167,801			1,165,644			1,167,785			1,142,827			1,119,525			1,090,781			1,062,508			1,055,992			1,031,423			1,018,691			1,008,498			1,000,000
C000235278
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,711,358	8,603,430	8,452,090	8,452,090	8,255,291	8,132,418	8,114,214	8,252,384	8,166,609	8,026,662	8,208,397	8,016,675	8,217,315	8,099,201	7,948,807	7,749,755	7,663,384	7,479,252	7,702,840	7,564,723	7,516,845	7,521,198	7,185,181	6,759,743	6,923,043	7,167,707	7,274,116	7,184,733	7,054,585	7,151,802	7,105,307	6,979,603	7,151,680	6,811,723	6,938,788	6,615,282	6,519,890	6,942,425	7,160,922	6,847,606	7,144,791	7,152,999		7,481,306	7,600,892	7,703,219	7,928,340	7,813,538	7,884,606	7,758,263	7,892,794	7,821,936	7,747,142	7,710,583	7,651,724	7,506,537	7,454,404	7,407,447	7,419,186	7,256,121	6,904,103	6,945,739	6,983,873	6,840,576	6,644,484	6,524,280	6,343,886	6,016,920	6,523,062	6,650,305	6,594,168	6,517,790	6,441,580	6,376,257	6,355,841	6,319,708	6,294,415	6,116,560	6,188,435	6,091,404	6,009,318	5,923,317	5,690,398	5,837,451	5,778,661	5,965,404	5,980,079	5,907,823	5,839,007	5,848,768	5,807,676	5,828,222	5,832,102	5,931,009	5,838,923	5,800,310	5,753,907	5,714,134	5,680,188	5,650,466	5,597,627	5,575,539	5,513,077	5,453,903	5,430,891	5,355,279	5,312,542	5,270,349	5,244,719	5,279,961	5,265,617	5,246,469	5,157,113	5,157,003	5,125,228	5,093,454	4,947,648	4,960,294	5,042,491	5,099,458	5,111,513	5,000,000
C000023762
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 32,917	33,060	32,635	32,607	32,109	30,697	30,863	32,008	32,396	31,000	32,253	30,921	32,033	31,679	31,096	30,152	29,704	28,872	30,193	29,932	28,667	28,600	27,418	24,676	25,354	26,992	27,154	26,501	25,016	25,563	25,222	24,353	25,493	24,250	25,215	23,558	22,079	24,020	25,254	23,030	24,438	24,641		26,326	25,435	26,968	29,423	27,916	28,142	26,394	27,738	27,041	25,601	24,855	24,944	23,351	22,465	21,969	22,821	22,360	20,384	20,969	21,209	20,167	19,059	19,046	17,874	15,864	17,505	18,636	18,364	17,968	17,403	17,435	17,484	17,109	16,879	15,858	16,317	15,758	15,185	14,374	13,453	14,458	14,020	14,686	14,509	14,094	13,539	13,348	13,151	13,157	13,309	13,676	12,807	12,747	12,351	11,973	11,765	11,683	11,470	11,533	11,262	10,884	10,765	10,447	10,182	10,162	10,041	10,287	10,336	10,354	9,961	10,103	9,911	9,986	9,444	9,464	9,951	10,078	10,121	10,000
C000023764
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 32,710	32,379	31,974	31,974	31,504	30,138	30,317	31,466	31,861	30,515	31,766	30,475	31,585	31,254	30,703	29,789	29,364	28,561	29,884	29,648	28,411	28,364	27,201	24,501	25,193	26,836	27,011	26,380	24,919	25,475	25,155	24,303	25,452	24,227	25,207	23,562	22,102	24,061	25,314	23,099	24,524	24,737		26,447	25,571	27,130	29,616	28,118	28,364	26,616	27,992	27,307	25,864	25,127	25,240	23,638	22,760	22,268	23,146	22,695	20,698	21,307	21,567	20,514	19,405	19,405	18,219	16,178	17,864	19,031	18,765	18,372	17,806	17,848	17,908	17,536	17,313	16,272	16,753	16,194	15,617	14,786	13,854	14,895	14,449	15,148	14,975	14,554	13,991	13,802	13,607	13,618	13,786	14,175	13,281	13,230	12,831	12,442	12,233	12,154	11,941	12,015	11,742	11,357	11,236	10,912	10,638	10,628	10,509	10,773	10,829	10,856	10,454	10,608	10,411	10,498	9,934	9,962	10,482	10,623	10,675	10,000
C000023765
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,575,919			3,539,681			3,348,347			3,361,030			3,471,067			3,264,717			3,267,424			3,093,211			2,740,366			2,862,463			2,722,733			2,616,273			2,380,490			2,481,251				2,834,562			3,166,235			2,838,651			2,751,457			2,508,001			2,449,872			2,249,476			2,043,426			1,699,604			1,966,310			1,865,768			1,804,951			1,684,205			1,437,078			1,567,207			1,443,888			1,401,860			1,363,150			1,273,504			1,218,896			1,155,530			1,079,799			1,089,876			1,054,621			1,056,021			1,051,352			1,000,000
C000195931
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,956,463	18,029,472	17,792,194	17,773,942	17,496,509	16,722,618	16,810,228	17,427,151	17,635,226	16,870,461	17,548,647	16,818,446	17,417,585	17,221,844	16,900,147	16,381,006	16,134,202	15,678,039	16,391,219	16,246,541	15,553,786	15,514,638	14,867,419	13,378,837	13,743,456	14,628,242	14,710,198	14,352,269	13,546,093	13,837,119	13,648,120	13,176,457	13,790,288	13,114,572	13,632,670	12,732,261	11,929,195	12,975,615	13,639,159	12,433,748	13,191,389	13,295,219		14,202,117	13,718,655	14,541,190	15,860,167	15,043,734	15,161,361	14,217,207	14,935,517	14,557,541	13,779,633	13,373,428	13,418,910	12,557,879	12,079,528	11,809,770	12,263,027	12,013,869	10,947,125	11,258,895	11,387,272	10,823,333	10,225,773	10,216,603	9,585,420	8,504,921	9,382,158	9,984,303	9,837,588	9,622,363	9,317,717	9,332,577	9,356,355	9,152,762	9,026,445	8,478,082	8,721,799	8,421,611	8,112,506	7,677,085	7,183,707	7,717,209	7,482,203	7,834,942	7,738,111	7,515,402	7,217,995	7,114,249	7,007,735	7,009,119	7,087,966	7,281,626	6,816,842	6,783,520	6,572,299	6,367,519	6,255,469	6,210,391	6,094,478	6,126,676	5,981,140	5,777,647	5,711,963	5,541,957	5,398,997	5,387,507	5,322,134	5,449,379	5,473,894	5,482,066	5,273,103	5,346,649	5,241,584	5,280,107	4,991,762	5,001,101	5,256,760	5,321,876	5,342,765	5,000,000
C000023774
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 24,166	23,669	23,116	23,108	22,311	21,344	21,335	22,197	22,344	21,661	22,391	21,518	22,121	21,740	21,248	20,661	20,431	19,748	20,470	19,875	19,153	19,241	18,245	16,802	17,394	18,230	18,799	18,290	17,432	17,736	17,592	17,394	17,888	16,710	17,409	16,182	15,281	16,707	17,423	16,263	17,593	17,608		18,931	18,901	19,359	20,453	19,713	20,228	19,335	20,135	19,678	19,463	19,392	19,142	18,406	17,956	17,492	17,571	16,764	15,112	15,306	15,596	14,794	14,090	13,744	13,053	11,788	13,613	14,670	14,822	14,357	13,924	13,603	13,370	13,663	13,577	12,776	13,530	13,049	12,916	12,522	11,641	12,567	12,291	13,263	13,257	12,987	12,636	12,699	12,592	12,630	12,768	13,207	12,617	12,493	12,226	12,036	11,804	11,775	11,549	11,490	11,276	11,080	10,955	10,682	10,492	10,309	10,055	10,235	10,190	10,145	9,789	9,930	9,823	9,784	9,196	9,253	9,755	10,000	10,044	10,000
C000023775
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,988	23,162	22,642	22,642	21,868	20,937	20,947	21,809	21,966	21,300	22,031	21,188	21,802	21,428	20,968	20,403	20,183	19,522	20,240	19,675	18,966	19,062	18,090	16,672	17,267	18,108	18,685	18,191	17,349	17,660	17,532	17,340	17,852	16,681	17,389	16,177	15,286	16,721	17,452	16,302	17,639	17,666		19,003	18,985	19,457	20,571	19,836	20,370	19,483	20,301	19,853	19,646	19,595	19,353	18,612	18,173	17,708	17,811	16,999	15,339	15,539	15,848	15,039	14,330	13,988	13,295	12,019	13,888	14,964	15,130	14,673	14,229	13,915	13,689	13,995	13,915	13,101	13,883	13,399	13,270	12,875	11,972	12,937	12,657	13,669	13,669	13,398	13,043	13,126	13,020	13,065	13,216	13,677	13,080	12,953	12,689	12,496	12,267	12,246	12,018	11,960	11,746	11,546	11,425	11,146	10,954	10,773	10,510	10,706	10,665	10,625	10,260	10,415	10,307	10,274	9,659	9,727	10,267	10,535	10,587	10,000
C000099328
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,617,004			2,501,587			2,308,350			2,340,702			2,389,791			2,230,585			2,208,450			2,074,785			1,873,956			1,969,931			1,893,476			1,796,688			1,641,902			1,747,679				2,032,644			2,194,466			2,073,395			2,085,578			1,971,362			1,880,751			1,637,353			1,505,747			1,259,445			1,582,210			1,451,436			1,447,183			1,390,487			1,239,532			1,411,283			1,342,909			1,341,581			1,338,926			1,276,325			1,223,641			1,172,839			1,109,493			1,081,446			1,033,752			1,032,560			1,029,579			1,000,000
C000235280
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,106,601	12,839,387	12,532,749	12,523,988	12,090,314	11,560,267	11,555,887	12,020,225	12,094,694	11,717,967	12,109,548	11,640,682	11,964,626	11,751,505	11,482,972	11,163,290	11,035,417	10,664,587	11,052,467	10,728,523	10,336,380	10,379,004	9,839,451	9,058,155	9,375,556	9,823,174	10,128,368	9,851,659	9,387,764	9,546,465	9,469,149	9,359,279	9,623,781	8,988,978	9,362,001	8,702,872	8,213,459	8,979,154	9,362,001	8,738,394	9,448,833	9,456,727		10,163,218	10,139,537	10,388,190	10,972,329	10,572,561	10,846,679	10,366,973	10,789,571	10,542,104	10,427,888	10,389,816	10,252,758	9,856,810	9,613,150	9,361,876	9,403,755	8,969,780	8,083,831	8,186,763	8,341,160	7,907,376	7,528,734	7,344,927	6,973,637	6,297,227	7,271,404	7,830,177	7,911,052	7,664,685	7,427,268	7,257,178	7,133,154	7,285,526	7,235,917	6,810,691	7,211,112	6,952,433	6,878,019	6,668,950	6,197,658	6,691,312	6,538,633	7,056,413	7,049,775	6,903,734	6,714,545	6,747,736	6,691,312	6,707,907	6,780,927	7,009,945	6,694,631	6,626,226	6,485,109	6,381,623	6,256,186	6,240,506	6,118,205	6,083,710	5,970,816	5,864,194	5,795,204	5,650,951	5,547,465	5,451,941	5,311,842	5,407,228	5,380,401	5,356,554	5,168,762	5,240,302	5,183,666	5,162,800	4,852,794	4,882,602	5,147,896	5,276,915	5,300,207	5,000,000
C000023772
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,194	19,844	19,438	19,430	18,862	18,288	18,279	18,834	18,817	18,354	18,893	18,282	18,736	18,440	18,053	17,584	17,383	16,875	17,440	17,026	16,626	16,675	15,859	14,735	15,185	15,833	16,211	15,879	15,355	15,586	15,478	15,256	15,639	14,774	15,215	14,346	13,839	14,906	15,426	14,582	15,486	15,516		16,419	16,514	16,815	17,514	17,081	17,368	16,859	17,337	17,072	16,900	16,822	16,657	16,185	15,932	15,681	15,724	15,195	14,100	14,224	14,394	13,878	13,370	13,089	12,588	11,675	13,022	13,633	13,653	13,368	13,084	12,879	12,749	12,861	12,788	12,250	12,684	12,361	12,225	11,942	11,266	11,883	11,696	12,333	12,343	12,138	11,895	11,935	11,848	11,879	11,963	12,273	11,876	11,779	11,595	11,459	11,305	11,275	11,109	11,062	10,901	10,759	10,670	10,462	10,320	10,182	10,017	10,153	10,120	10,080	9,796	9,872	9,787	9,730	9,268	9,313	9,669	9,857	9,897	10,000
C000023773
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,077	19,448	19,064	19,073	18,527	17,965	17,974	18,525	18,525	18,080	18,623	18,029	18,492	18,204	17,838	17,384	17,204	16,708	17,273	16,873	16,491	16,552	15,748	14,639	15,099	15,752	16,137	15,817	15,305	15,543	15,444	15,238	15,629	14,773	15,222	14,367	13,867	14,939	15,471	14,633	15,549	15,589		16,516	16,620	16,934	17,643	17,214	17,521	17,014	17,513	17,252	17,083	17,022	16,860	16,391	16,153	15,907	15,961	15,430	14,328	14,468	14,653	14,135	13,618	13,351	12,841	11,916	13,300	13,928	13,958	13,676	13,398	13,199	13,068	13,189	13,125	12,581	13,029	12,709	12,581	12,296	11,605	12,250	12,068	12,730	12,751	12,549	12,299	12,352	12,264	12,305	12,400	12,737	12,332	12,234	12,052	11,916	11,760	11,741	11,579	11,533	11,377	11,228	11,150	10,936	10,794	10,656	10,494	10,637	10,612	10,575	10,283	10,370	10,283	10,233	9,750	9,806	10,190	10,396	10,441	10,000
C000099327
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,187,531			2,103,937			1,978,362			1,985,163			2,025,183			1,898,799			1,882,059			1,798,507			1,637,806			1,710,663			1,666,457			1,589,730			1,488,301			1,567,083				1,763,879			1,880,225			1,808,123			1,811,337			1,733,726			1,683,411			1,521,997			1,429,042			1,247,209			1,457,388			1,374,749			1,364,167			1,317,171			1,199,801			1,313,167			1,265,212			1,262,030			1,260,904			1,215,408			1,177,740			1,139,445			1,091,733			1,073,088			1,034,394			1,026,965			1,020,478			1,000,000
C000235279
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,950,710	10,764,577	10,544,424	10,535,251	10,224,580	9,909,345	9,900,208	10,196,728	10,187,623	9,937,257	10,226,361	9,891,582	10,132,623	9,969,601	9,760,697	9,502,901	9,395,761	9,117,073	9,417,879	9,192,165	8,976,242	8,998,275	8,555,872	7,946,230	8,192,592	8,534,931	8,738,441	8,555,698	8,275,535	8,395,410	8,333,406	8,211,839	8,421,661	7,952,648	8,187,417	7,716,315	7,444,214	8,011,118	8,294,339	7,837,139	8,319,610	8,331,714		8,819,916	8,865,414	9,026,531	9,401,126	9,163,617	9,317,369	9,040,616	9,298,454	9,152,626	9,056,687	9,017,214	8,925,280	8,668,630	8,531,781	8,394,110	8,417,056	8,132,525	7,543,745	7,609,983	7,699,643	7,424,262	7,145,210	6,998,597	6,727,305	6,236,047	6,954,053	7,279,625	7,286,941	7,134,462	6,982,965	6,873,746	6,803,263	6,859,488	6,820,833	6,529,807	6,761,013	6,585,857	6,512,908	6,362,584	5,999,007	6,326,956	6,227,424	6,565,835	6,567,588	6,458,404	6,326,060	6,346,455	6,293,650	6,310,152	6,353,931	6,518,626	6,304,522	6,249,682	6,152,374	6,077,039	5,992,287	5,976,592	5,888,701	5,860,450	5,775,698	5,697,224	5,647,001	5,537,137	5,458,663	5,383,474	5,296,304	5,365,439	5,345,967	5,324,967	5,171,968	5,209,633	5,164,748	5,134,825	4,890,910	4,914,739	5,102,392	5,201,699	5,222,930	5,000,000
C000235426
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,191	11,947	11,658	11,688	11,339	10,781	11,299	11,698	11,788	11,359	12,157	11,430	11,583	11,296	11,267	10,847	11,028	10,694	10,885	10,359	9,842	10,139	9,476	8,793	9,248	9,704	10,102	9,761	9,277	9,514	9,324	9,543	9,893	9,334	9,835	9,267	8,575	9,276	9,551	8,925	9,608		$ 10,000
C000235427
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,534	12,294	12,013	12,044	11,691	11,128	11,659	12,086	12,180	11,743	12,582	11,840	12,011	11,710	11,690	11,259	11,459	11,109	11,319	10,778	10,256	10,567	9,880	9,170	9,660	10,140	10,560	10,210	9,700	9,960	9,770	10,000	10,380	9,800	10,330	9,740	9,020	9,760	10,060	9,410	10,130		10,000
C000235428
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,297,458			1,243,573			1,200,254			1,205,537			1,229,570			1,149,622			1,153,670			1,073,723			979,642			1,032,731			985,652			986,653			905,000			942,000			1,000,000
C000235425
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,482,701	6,350,509	6,197,166	6,213,029	6,027,960	5,726,562	6,001,522	6,213,029	6,255,330	6,027,960	6,451,634	6,066,764	6,147,789	5,990,803	5,975,611	5,747,727	5,843,945	5,666,702	5,762,919	5,484,395	5,215,999	5,367,921	5,016,487	4,655,661	4,896,211	5,136,762	5,347,244	5,161,820	4,906,234	5,026,510	4,926,280	5,041,544	5,226,969	4,931,292	5,195,000	4,895,000	4,525,000	4,900,000	5,045,000	4,710,000	5,070,000		5,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020		26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020		26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,058,591			3,758,231			3,382,565			3,541,535			3,446,835			3,249,253			3,137,210			2,844,355			2,540,418			2,622,958			2,415,692			2,247,982			2,096,164			2,197,455				2,637,031			2,779,642			2,532,065			2,526,829			2,328,093			2,198,128			1,933,411			1,766,118			1,449,737			1,817,186			1,666,545			1,643,195			1,576,250			1,382,667			1,604,408			1,493,554			1,442,119			1,452,139			1,362,381			1,303,991			1,265,254			1,193,338			1,149,318			1,104,799			1,077,472			1,064,969			1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,292,953	19,613,020	19,208,720	18,791,153	17,885,414	16,812,170	16,912,825	17,951,758	18,271,343	17,707,677	18,215,520	17,113,754	17,234,173	16,873,390	16,482,694	16,246,265	15,725,790	15,018,570	15,686,048	15,198,817	14,420,111	14,221,775	13,552,734	12,395,090	12,702,089	13,328,477	13,565,783	13,114,788	12,285,080	12,228,125	12,078,461	11,708,096	11,993,488	11,239,911	11,933,842	11,321,382	10,480,818	11,549,460	12,010,624	10,987,274	11,991,569	12,009,824		13,185,155	12,754,743	13,114,626	13,898,211	13,357,173	13,538,789	12,660,324	13,269,863	12,896,605	12,634,146	12,325,308	12,267,076	11,640,463	11,216,012	10,900,120	10,990,639	10,544,848	9,433,935	9,667,054	10,033,766	9,347,674	8,830,590	8,639,537	8,206,548	7,248,687	8,352,459	9,095,737	9,085,930	8,830,906	8,509,326	8,332,726	8,190,752	8,343,569	8,215,976	7,677,017	8,199,526	7,881,249	7,746,388	7,492,696	6,913,336	7,606,074	7,454,373	8,022,039	7,991,693	7,725,493	7,467,769	7,419,788	7,235,104	7,210,597	7,378,062	7,659,259	7,260,696	7,180,646	6,968,145	6,811,907	6,669,871	6,649,073	6,519,955	6,474,746	6,393,155	6,326,272	6,322,277	6,086,674	5,966,692	5,856,664	5,634,530	5,746,589	5,742,045	5,734,426	5,523,993	5,511,512	5,416,656	5,387,359	5,036,511	5,038,240	5,324,845	5,422,396	5,404,543	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276		11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276		11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162				1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069		5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777			1,175,904			1,161,883			1,130,445			1,166,148			1,108,546			1,107,825			1,116,486			1,045,231			1,080,132			1,089,329			1,057,991			1,038,538			1,090,356				1,144,053			1,216,223			1,216,082			1,215,453			1,193,612			1,235,272			1,227,065			1,219,513			1,185,194			1,149,019			1,146,952			1,121,502			1,087,996			1,056,893			1,039,886			1,039,687			1,041,335			1,056,773			1,052,687			1,043,830			1,028,960			1,020,624			1,051,924			1,047,126			1,024,447			994,300			1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	5,934,149	5,864,013	5,879,521	5,790,485	5,832,244	5,809,413	5,807,227	5,682,209	5,652,223	5,746,264	5,686,145	5,830,741	5,753,703	5,672,194	5,542,732	5,490,750	5,399,215	5,539,125	5,488,446	5,567,099	5,582,429	5,376,617	5,143,679	5,226,154	5,362,423	5,396,894	5,400,659	5,419,990	5,479,656	5,446,646	5,311,715	5,452,697	5,289,956	5,313,926	5,125,435	5,192,692	5,427,181	5,584,994	5,451,782	5,538,673	5,503,190		5,720,263	5,883,724	5,950,105	6,081,117	6,096,717	6,078,733	6,080,410	6,133,513	6,145,213	6,077,263	6,034,862	6,015,209	5,968,062	6,043,526	6,132,076	6,176,360	6,167,861	6,107,928	6,135,324	6,138,689	6,188,643	6,097,563	6,059,394	6,031,313	5,925,972	5,961,051	5,855,658	5,745,096	5,749,103	5,752,032	5,734,758	5,765,465	5,619,845	5,607,511	5,537,964	5,441,371	5,439,979	5,337,489	5,340,583	5,284,465	5,189,134	5,158,341	5,199,429	5,233,128	5,199,670	5,198,434	5,204,836	5,167,953	5,206,677	5,173,500	5,223,011	5,283,865	5,259,725	5,266,485	5,263,436	5,288,625	5,241,609	5,219,150	5,224,408	5,184,502	5,144,800	5,147,499	5,113,134	5,103,121	5,095,933	5,219,391	5,259,622	5,262,705	5,268,730	5,235,629	5,143,217	5,141,898	5,122,237	5,075,667	5,039,915	4,971,501	4,987,619	5,000,830	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359		26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359		26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,152,966			3,840,911			3,462,077			3,616,583			3,531,504			3,335,176			3,198,173			2,892,810			2,589,999			2,677,649			2,462,384			2,290,652			2,129,630			2,238,949				2,668,628			2,797,260			2,519,439			2,504,859			2,307,588			2,173,382			1,937,956			1,779,093			1,475,896			1,835,645			1,682,998			1,654,893			1,586,608			1,396,072			1,614,326			1,498,761			1,449,004			1,460,088			1,369,113			1,310,402			1,271,147			1,198,448			1,154,304			1,111,489			1,084,853			1,070,426			1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,343	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593		13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598		25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598		25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702			3,646,553			3,285,442			3,448,268			3,359,795			3,162,781			3,064,235			2,785,179			2,485,172			2,568,755			2,369,989			2,211,217			2,063,048			2,159,459				2,592,424			2,736,889			2,504,530			2,507,080			2,316,228			2,177,992			1,899,164			1,739,042			1,425,122			1,801,664			1,651,428			1,632,451			1,568,230			1,375,116			1,604,611			1,497,902			1,441,831			1,451,185			1,364,699			1,305,041			1,266,839			1,198,033			1,149,640			1,101,212			1,072,987			1,062,697			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868		12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509	7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185	5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598		25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598		25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702			3,646,553			3,285,442			3,448,268			3,359,795			3,162,781			3,064,235			2,785,179			2,485,172			2,568,755			2,369,989			2,211,217			2,063,048			2,159,459				2,592,424			2,736,889			2,504,530			2,507,080			2,316,228			2,177,992			1,899,164			1,739,042			1,425,122			1,801,664			1,651,428			1,632,451			1,568,230			1,375,116			1,604,611			1,497,902			1,441,831			1,451,185			1,364,699			1,305,041			1,266,839			1,198,033			1,149,640			1,101,212			1,072,987			1,062,697			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868		12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509	7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185	5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,716	16,159	15,793	15,453	14,706	13,829	13,923	14,785	15,074	14,613	15,073	14,133	14,238	13,949	13,652	13,403	13,000	12,414	12,985	12,580	11,934	11,803	11,208	10,252	10,531	11,058	11,276	10,886	10,190	10,150	10,043	9,782	10,016	9,370	9,953	9,460	8,743	9,636	10,010	9,151	9,987		10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,716	16,159	15,793	15,453	14,706	13,829	13,923	14,785	15,074	14,613	15,073	14,133	14,238	13,949	13,652	13,403	13,000	12,414	12,985	12,580	11,934	11,803	11,208	10,252	10,531	11,058	11,276	10,886	10,190	10,150	10,043	9,782	10,016	9,370	9,953	9,460	8,743	9,636	10,010	9,151	9,987		10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,671,644			1,545,298			1,392,270			1,461,271			1,423,778			1,340,290			1,298,529			1,180,274			1,053,140			1,088,560			1,004,329			937,046			874,257			915,113			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 8,358,221	8,079,390	7,896,647	7,726,489	7,352,939	6,914,647	6,961,351	7,392,563	7,537,001	7,306,353	7,536,714	7,066,614	7,118,892	6,974,616	6,826,023	6,701,450	6,500,219	6,206,959	6,492,647	6,289,756	5,966,771	5,901,368	5,604,115	5,126,114	5,265,701	5,529,074	5,637,906	5,442,800	5,094,893	5,075,146	5,021,644	4,890,866	5,007,915	4,685,231	4,976,629	4,729,754	4,371,283	4,818,057	5,004,834	4,575,564	4,993,296		5,000,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 25,591	24,963	24,535	24,238	23,384	22,583	22,628	23,439	23,479	22,991	23,539	22,571	22,894	22,485	22,045	21,654	21,154	20,438	21,193	20,718	20,178	20,032	19,171	17,848	18,227	18,954	19,205	18,822	18,113	18,142	17,965	17,456	17,897	17,003	17,651	16,856	16,162	17,431	18,051	16,939	17,953	17,924		19,245	19,071	19,478	20,342	19,879	20,017	19,219	19,834	19,510	19,185	18,849	18,771	18,128	17,812	17,608	17,747	17,298	16,098	16,364	16,734	16,078	15,443	15,203	14,710	13,540	14,744	15,388	15,260	15,005	14,675	14,473	14,355	14,364	14,219	13,578	14,015	13,682	13,438	13,174	12,493	13,113	12,924	13,542	13,546	13,238	12,968	12,925	12,694	12,706	12,848	13,188	12,825	12,717	12,494	12,322	12,189	12,123	11,960	11,915	11,789	11,679	11,677	11,382	11,237	11,106	10,950	11,115	11,112	11,108	10,833	10,741	10,629	10,578	10,118	10,091	10,369	10,496	10,486	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 25,591	24,963	24,535	24,238	23,384	22,583	22,628	23,439	23,479	22,991	23,539	22,571	22,894	22,485	22,045	21,654	21,154	20,438	21,193	20,718	20,178	20,032	19,171	17,848	18,227	18,954	19,205	18,822	18,113	18,142	17,965	17,456	17,897	17,003	17,651	16,856	16,162	17,431	18,051	16,939	17,953	17,924		19,245	19,071	19,478	20,342	19,879	20,017	19,219	19,834	19,510	19,185	18,849	18,771	18,128	17,812	17,608	17,747	17,298	16,098	16,364	16,734	16,078	15,443	15,203	14,710	13,540	14,744	15,388	15,260	15,005	14,675	14,473	14,355	14,364	14,219	13,578	14,015	13,682	13,438	13,174	12,493	13,113	12,924	13,542	13,546	13,238	12,968	12,925	12,694	12,706	12,848	13,188	12,825	12,717	12,494	12,322	12,189	12,123	11,960	11,915	11,789	11,679	11,677	11,382	11,237	11,106	10,950	11,115	11,112	11,108	10,833	10,741	10,629	10,578	10,118	10,091	10,369	10,496	10,486	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 2,559,085			2,423,787			2,262,846			2,299,071			2,289,430			2,165,379			2,119,278			2,003,239			1,822,697			1,882,163			1,796,467			1,700,336			1,616,198			1,693,865				1,924,503			2,034,189			1,921,853			1,918,498			1,812,786			1,774,650			1,636,363			1,544,327			1,354,034			1,526,043			1,447,338			1,421,864			1,368,189			1,249,252			1,354,182			1,296,832			1,270,576			1,282,497			1,232,194			1,196,047			1,167,865			1,123,733			1,111,451			1,083,306			1,057,775			1,036,896			1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777			1,175,904			1,161,883			1,130,445			1,166,148			1,108,546			1,107,825			1,116,486			1,045,231			1,080,132			1,089,329			1,057,991			1,038,538			1,090,356				1,144,053			1,216,223			1,216,082			1,215,453			1,193,612			1,235,272			1,227,065			1,219,513			1,185,194			1,149,019			1,146,952			1,121,502			1,087,996			1,056,893			1,039,886			1,039,687			1,041,335			1,056,773			1,052,687			1,043,830			1,028,960			1,020,624			1,051,924			1,047,126			1,024,447			994,300			1,000,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 12,795,424	12,481,344	12,267,728	12,118,934	11,691,772	11,291,616	11,314,231	11,719,413	11,739,299	11,495,355	11,769,273	11,285,612	11,447,152	11,242,706	11,022,585	10,826,894	10,576,805	10,218,789	10,596,389	10,358,882	10,089,006	10,016,197	9,585,510	8,923,795	9,113,483	9,477,045	9,602,363	9,410,814	9,056,731	9,070,890	8,982,334	8,727,992	8,948,294	8,501,680	8,825,517	8,427,979	8,080,988	8,715,465	9,025,401	8,469,326	8,976,738	8,961,798		9,622,514	9,535,413	9,739,229	10,170,944	9,939,553	10,008,262	9,609,266	9,916,925	9,754,955	9,592,490	9,424,316	9,385,319	9,063,928	8,906,187	8,803,955	8,873,251	8,649,096	8,048,821	8,181,816	8,367,131	8,039,061	7,721,636	7,601,623	7,355,086	6,770,170	7,372,050	7,693,892	7,630,215	7,502,313	7,337,431	7,236,690	7,177,336	7,181,822	7,109,322	6,789,239	7,007,407	6,840,947	6,719,152	6,586,866	6,246,259	6,556,360	6,462,026	6,770,908	6,772,922	6,619,041	6,484,158	6,462,264	6,346,937	6,352,882	6,423,888	6,594,147	6,412,487	6,358,284	6,247,183	6,160,971	6,094,710	6,061,585	5,980,233	5,957,673	5,894,390	5,839,323	5,838,335	5,690,866	5,618,666	5,552,940	5,475,232	5,557,255	5,555,919	5,554,032	5,416,530	5,370,633	5,314,251	5,288,873	5,058,865	5,045,586	5,184,479	5,247,909	5,243,058	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	5,934,149	5,864,013	5,879,521	5,790,485	5,832,244	5,809,413	5,807,227	5,682,209	5,652,223	5,746,264	5,686,145	5,830,741	5,753,703	5,672,194	5,542,732	5,490,750	5,399,215	5,539,125	5,488,446	5,567,099	5,582,429	5,376,617	5,143,679	5,226,154	5,362,423	5,396,894	5,400,659	5,419,990	5,479,656	5,446,646	5,311,715	5,452,697	5,289,956	5,313,926	5,125,435	5,192,692	5,427,181	5,584,994	5,451,782	5,538,673	5,503,190		5,720,263	5,883,724	5,950,105	6,081,117	6,096,717	6,078,733	6,080,410	6,133,513	6,145,213	6,077,263	6,034,862	6,015,209	5,968,062	6,043,526	6,132,076	6,176,360	6,167,861	6,107,928	6,135,324	6,138,689	6,188,643	6,097,563	6,059,394	6,031,313	5,925,972	5,961,051	5,855,658	5,745,096	5,749,103	5,752,032	5,734,758	5,765,465	5,619,845	5,607,511	5,537,964	5,441,371	5,439,979	5,337,489	5,340,583	5,284,465	5,189,134	5,158,341	5,199,429	5,233,128	5,199,670	5,198,434	5,204,836	5,167,953	5,206,677	5,173,500	5,223,011	5,283,865	5,259,725	5,266,485	5,263,436	5,288,625	5,241,609	5,219,150	5,224,408	5,184,502	5,144,800	5,147,499	5,113,134	5,103,121	5,095,933	5,219,391	5,259,622	5,262,705	5,268,730	5,235,629	5,143,217	5,141,898	5,122,237	5,075,667	5,039,915	4,971,501	4,987,619	5,000,830	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006		11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777			1,175,904			1,161,883			1,130,445			1,166,148			1,108,546			1,107,825			1,116,486			1,045,231			1,080,132			1,089,329			1,057,991			1,038,538			1,090,356				1,144,053			1,216,223			1,216,082			1,215,453			1,193,612			1,235,272			1,227,065			1,219,513			1,185,194			1,149,019			1,146,952			1,121,502			1,087,996			1,056,893			1,039,886			1,039,687			1,041,335			1,056,773			1,052,687			1,043,830			1,028,960			1,020,624			1,051,924			1,047,126			1,024,447			994,300			1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	5,934,149	5,864,013	5,879,521	5,790,485	5,832,244	5,809,413	5,807,227	5,682,209	5,652,223	5,746,264	5,686,145	5,830,741	5,753,703	5,672,194	5,542,732	5,490,750	5,399,215	5,539,125	5,488,446	5,567,099	5,582,429	5,376,617	5,143,679	5,226,154	5,362,423	5,396,894	5,400,659	5,419,990	5,479,656	5,446,646	5,311,715	5,452,697	5,289,956	5,313,926	5,125,435	5,192,692	5,427,181	5,584,994	5,451,782	5,538,673	5,503,190		5,720,263	5,883,724	5,950,105	6,081,117	6,096,717	6,078,733	6,080,410	6,133,513	6,145,213	6,077,263	6,034,862	6,015,209	5,968,062	6,043,526	6,132,076	6,176,360	6,167,861	6,107,928	6,135,324	6,138,689	6,188,643	6,097,563	6,059,394	6,031,313	5,925,972	5,961,051	5,855,658	5,745,096	5,749,103	5,752,032	5,734,758	5,765,465	5,619,845	5,607,511	5,537,964	5,441,371	5,439,979	5,337,489	5,340,583	5,284,465	5,189,134	5,158,341	5,199,429	5,233,128	5,199,670	5,198,434	5,204,836	5,167,953	5,206,677	5,173,500	5,223,011	5,283,865	5,259,725	5,266,485	5,263,436	5,288,625	5,241,609	5,219,150	5,224,408	5,184,502	5,144,800	5,147,499	5,113,134	5,103,121	5,095,933	5,219,391	5,259,622	5,262,705	5,268,730	5,235,629	5,143,217	5,141,898	5,122,237	5,075,667	5,039,915	4,971,501	4,987,619	5,000,830	5,000,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 17,608	17,278	16,987	16,926	16,492	16,232	16,157	16,395	16,223	15,984	16,314	15,952	16,326	16,060	15,784	15,439	15,230	14,848	15,294	15,036	14,936	14,938	14,317	13,483	13,775	14,226	14,417	14,236	13,969	14,105	13,989	13,643	14,008	13,402	13,650	13,020	12,826	13,665	14,100	13,517	14,081	14,021		14,812	14,956	15,191	15,705	15,514	15,615	15,324	15,637	15,515	15,358	15,205	15,110	14,796	14,764	14,754	14,838	14,579	13,881	14,028	14,195	13,952	13,566	13,377	13,114	12,456	13,158	13,383	13,257	13,111	12,979	12,839	12,794	12,684	12,633	12,247	12,371	12,215	12,015	11,891	11,479	11,665	11,553	11,933	11,976	11,845	11,721	11,735	11,623	11,651	11,680	11,918	11,787	11,695	11,606	11,517	11,461	11,382	11,257	11,235	11,116	11,006	10,981	10,815	10,712	10,624	10,695	10,824	10,809	10,805	10,603	10,493	10,460	10,391	10,071	10,035	10,158	10,248	10,271	10,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 17,608	17,278	16,987	16,926	16,492	16,232	16,157	16,395	16,223	15,984	16,314	15,952	16,326	16,060	15,784	15,439	15,230	14,848	15,294	15,036	14,936	14,938	14,317	13,483	13,775	14,226	14,417	14,236	13,969	14,105	13,989	13,643	14,008	13,402	13,650	13,020	12,826	13,665	14,100	13,517	14,081	14,021		14,812	14,956	15,191	15,705	15,514	15,615	15,324	15,637	15,515	15,358	15,205	15,110	14,796	14,764	14,754	14,838	14,579	13,881	14,028	14,195	13,952	13,566	13,377	13,114	12,456	13,158	13,383	13,257	13,111	12,979	12,839	12,794	12,684	12,633	12,247	12,371	12,215	12,015	11,891	11,479	11,665	11,553	11,933	11,976	11,845	11,721	11,735	11,623	11,651	11,680	11,918	11,787	11,695	11,606	11,517	11,461	11,382	11,257	11,235	11,116	11,006	10,981	10,815	10,712	10,624	10,695	10,824	10,809	10,805	10,603	10,493	10,460	10,391	10,071	10,035	10,158	10,248	10,271	10,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 1,760,766			1,692,622			1,615,724			1,598,367			1,632,646			1,543,855			1,529,376			1,493,779			1,377,531			1,423,595			1,398,877			1,340,197			1,282,585			1,351,720				1,481,158			1,570,523			1,532,365			1,535,827			1,479,643			1,483,768			1,402,813			1,356,604			1,245,605			1,325,718			1,283,881			1,263,348			1,221,528			1,147,877			1,193,332			1,172,103			1,165,081			1,178,678			1,151,734			1,125,669			1,100,649			1,071,218			1,082,433			1,060,252			1,039,076			1,015,752			1,000,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 8,803,832	8,638,913	8,493,315	8,463,110	8,246,244	8,116,085	8,078,621	8,197,317	8,111,640	7,991,835	8,157,001	7,976,237	8,163,229	8,029,840	7,891,825	7,719,274	7,615,236	7,423,842	7,646,879	7,517,905	7,468,090	7,468,894	7,158,583	6,741,668	6,887,653	7,112,911	7,208,465	7,117,974	6,984,605	7,052,467	6,994,384	6,821,593	7,003,852	6,700,983	6,825,137	6,509,809	6,412,925	6,832,506	7,049,838	6,758,599	7,040,692	7,010,273		7,405,789	7,478,084	7,595,288	7,852,615	7,756,988	7,807,348	7,661,824	7,818,371	7,757,455	7,679,136	7,602,443	7,554,993	7,398,213	7,381,879	7,377,231	7,418,839	7,289,371	6,940,321	7,014,067	7,097,550	6,975,881	6,783,019	6,688,277	6,556,945	6,228,027	6,578,777	6,691,502	6,628,591	6,555,325	6,489,395	6,419,405	6,397,142	6,342,057	6,316,741	6,123,684	6,185,408	6,107,638	6,007,510	5,945,740	5,739,383	5,832,573	5,776,318	5,966,658	5,987,947	5,922,643	5,860,515	5,867,354	5,811,711	5,825,407	5,840,140	5,959,204	5,893,392	5,847,564	5,803,079	5,758,672	5,730,598	5,691,243	5,628,347	5,617,517	5,557,870	5,503,243	5,490,617	5,407,315	5,356,092	5,312,043	5,347,290	5,412,165	5,404,504	5,402,319	5,301,260	5,246,359	5,230,182	5,195,380	5,035,401	5,017,392	5,078,760	5,124,088	5,135,466	5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405		32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405		32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 5,614,587			5,080,619			4,311,508			4,788,844			4,472,608			4,334,377			4,000,912			3,591,016			3,145,513			3,247,158			2,878,426			2,516,865			2,462,795			2,554,674				3,230,610			3,551,728			3,181,487			3,145,120			2,809,784			2,783,561			2,498,864			2,207,141			1,726,509			2,009,893			1,816,929			1,790,298			1,710,917			1,473,641			1,751,989			1,604,818			1,517,467			1,496,290			1,387,205			1,309,932			1,251,485			1,149,114			1,137,606			1,087,775			1,081,133			1,073,171			1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 28,072,934	26,656,840	26,362,116	25,403,094	23,880,546	21,939,340	21,557,539	23,540,588	24,417,844	23,944,221	23,734,711	22,289,034	22,363,039	21,746,937	21,303,235	21,671,883	20,302,831	19,156,050	20,004,559	19,658,487	18,402,911	17,955,082	17,193,711	15,503,643	15,727,565	16,632,082	16,782,772	16,235,792	15,196,567	14,534,126	14,392,131	13,471,286	13,633,199	12,584,327	13,627,612	13,033,705	12,313,973	13,639,994	14,306,446	12,773,372	13,872,209	14,202,380		16,153,050	15,544,967	16,234,504	17,758,640	17,390,947	17,285,264	15,907,433	16,851,198	16,243,858	15,725,601	14,797,254	15,004,790	14,048,921	13,811,634	13,814,831	13,917,807	13,305,855	12,069,987	12,494,318	13,111,199	11,884,783	11,035,706	10,575,208	9,909,914	8,632,547	9,574,437	10,274,123	10,049,466	9,755,142	9,340,757	9,084,646	9,083,519	9,153,624	8,951,492	8,376,239	8,941,078	8,554,583	8,317,832	8,030,503	7,368,203	8,061,293	7,976,569	8,759,944	8,711,256	8,259,649	8,024,090	7,947,567	7,613,842	7,587,335	7,801,270	8,011,334	7,481,452	7,423,658	7,204,778	6,936,027	6,847,002	6,723,747	6,549,662	6,566,963	6,400,532	6,257,424	6,185,876	5,939,188	5,745,570	5,675,315	5,554,460	5,688,032	5,667,301	5,695,598	5,438,873	5,460,318	5,356,302	5,405,665	5,064,132	5,066,294	5,365,856	5,445,772	5,430,529	5,000,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 29,894	28,968	28,239	27,896	26,751	25,432	25,239	26,165	26,326	25,549	26,228	25,257	25,818	25,263	24,705	24,195	23,748	22,859	23,668	22,989	22,146	22,078	21,001	19,307	19,914	20,762	21,295	20,594	19,546	19,729	19,493	19,018	19,541	18,290	19,002	17,768	16,810	18,480	19,143	17,891	19,417	19,392		21,000	20,638	21,100	22,202	21,434	21,928	20,937	21,749	21,264	21,108	20,826	20,576	19,762	19,292	18,841	18,896	18,100	16,240	16,573	17,064	16,153	15,397	14,986	14,362	12,989	14,903	16,052	16,164	15,686	15,293	14,936	14,676	14,958	14,873	14,020	14,806	14,351	14,176	13,804	12,837	13,773	13,567	14,589	14,574	14,346	13,977	14,008	13,852	13,767	13,997	14,533	13,882	13,697	13,418	13,170	12,914	12,864	12,578	12,499	12,298	12,129	12,035	11,705	11,451	11,233	11,043	11,251	11,194	11,161	10,737	10,760	10,695	10,567	9,896	9,919	10,477	10,664	10,691	10,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 29,894	28,968	28,239	27,896	26,751	25,432	25,239	26,165	26,326	25,549	26,228	25,257	25,818	25,263	24,705	24,195	23,748	22,859	23,668	22,989	22,146	22,078	21,001	19,307	19,914	20,762	21,295	20,594	19,546	19,729	19,493	19,018	19,541	18,290	19,002	17,768	16,810	18,480	19,143	17,891	19,417	19,392		21,000	20,638	21,100	22,202	21,434	21,928	20,937	21,749	21,264	21,108	20,826	20,576	19,762	19,292	18,841	18,896	18,100	16,240	16,573	17,064	16,153	15,397	14,986	14,362	12,989	14,903	16,052	16,164	15,686	15,293	14,936	14,676	14,958	14,873	14,020	14,806	14,351	14,176	13,804	12,837	13,773	13,567	14,589	14,574	14,346	13,977	14,008	13,852	13,767	13,997	14,533	13,882	13,697	13,418	13,170	12,914	12,864	12,578	12,499	12,298	12,129	12,035	11,705	11,451	11,233	11,043	11,251	11,194	11,161	10,737	10,760	10,695	10,567	9,896	9,919	10,477	10,664	10,691	10,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 2,989,449			2,789,630			2,523,891			2,554,920			2,581,826			2,419,514			2,366,778			2,207,804			1,991,367			2,059,408			1,949,337			1,829,041			1,681,000			1,789,064				2,099,997			2,220,159			2,093,702			2,110,817			1,976,166			1,889,575			1,657,261			1,539,664			1,298,901			1,616,419			1,493,557			1,487,278			1,435,053			1,283,696			1,458,893			1,397,737			1,376,742			1,388,208			1,317,011			1,257,812			1,212,879			1,145,056			1,125,146			1,073,693			1,056,716			1,047,714			1,000,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 14,947,243	14,484,185	14,119,477	13,948,150	13,375,291	12,715,969	12,619,457	13,082,394	13,163,239	12,774,602	13,114,042	12,628,474	12,909,128	12,631,713	12,352,355	12,097,569	11,874,014	11,429,492	11,833,889	11,494,287	11,073,184	11,039,019	10,500,634	9,653,466	9,956,837	10,380,893	10,647,672	10,297,042	9,772,833	9,864,643	9,746,686	9,509,106	9,770,268	9,145,206	9,500,959	8,883,950	8,405,000	9,240,198	9,571,479	8,945,322	9,708,686	9,696,171		10,499,983	10,319,109	10,549,898	11,100,795	10,717,015	10,964,157	10,468,510	10,874,356	10,631,925	10,554,087	10,412,816	10,288,195	9,880,832	9,645,840	9,420,536	9,447,873	9,049,809	8,120,218	8,286,307	8,532,127	8,076,678	7,698,320	7,492,914	7,180,881	6,494,504	7,451,516	8,025,796	8,082,095	7,842,978	7,646,320	7,467,786	7,338,189	7,478,957	7,436,388	7,010,100	7,402,978	7,175,264	7,088,166	6,902,062	6,418,478	6,886,475	6,783,579	7,294,465	7,287,184	7,173,081	6,988,683	7,004,108	6,925,946	6,883,711	6,998,635	7,266,578	6,941,039	6,848,440	6,708,781	6,585,056	6,456,884	6,432,045	6,289,060	6,249,736	6,148,767	6,064,395	6,017,657	5,852,594	5,725,280	5,616,649	5,521,286	5,625,728	5,597,178	5,580,737	5,368,465	5,380,059	5,347,328	5,283,580	4,948,201	4,959,647	5,238,568	5,331,774	5,345,623	5,000,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 23,797	23,191	22,697	22,505	21,735	20,985	20,863	21,428	21,403	20,914	21,416	20,753	21,217	20,812	20,399	19,968	19,639	19,009	19,641	19,182	18,731	18,697	17,846	16,585	17,030	17,681	18,032	17,605	16,957	17,113	16,938	16,522	16,969	16,043	16,525	15,599	15,022	16,278	16,832	15,905	16,939	16,895		18,094	17,996	18,345	19,152	18,683	18,966	18,327	18,886	18,587	18,422	18,199	18,032	17,468	17,219	16,991	17,062	16,534	15,236	15,479	15,814	15,221	14,638	14,334	13,877	12,824	14,157	14,850	14,839	14,526	14,256	14,006	13,852	13,939	13,867	13,236	13,696	13,386	13,196	12,943	12,239	12,812	12,650	13,353	13,367	13,180	12,930	12,950	12,809	12,781	12,912	13,299	12,904	12,766	12,577	12,406	12,246	12,182	11,975	11,923	11,762	11,623	11,564	11,309	11,127	10,971	10,894	11,067	11,030	11,011	10,689	10,649	10,595	10,496	9,984	9,980	10,335	10,478	10,501	10,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 23,797	23,191	22,697	22,505	21,735	20,985	20,863	21,428	21,403	20,914	21,416	20,753	21,217	20,812	20,399	19,968	19,639	19,009	19,641	19,182	18,731	18,697	17,846	16,585	17,030	17,681	18,032	17,605	16,957	17,113	16,938	16,522	16,969	16,043	16,525	15,599	15,022	16,278	16,832	15,905	16,939	16,895		18,094	17,996	18,345	19,152	18,683	18,966	18,327	18,886	18,587	18,422	18,199	18,032	17,468	17,219	16,991	17,062	16,534	15,236	15,479	15,814	15,221	14,638	14,334	13,877	12,824	14,157	14,850	14,839	14,526	14,256	14,006	13,852	13,939	13,867	13,236	13,696	13,386	13,196	12,943	12,239	12,812	12,650	13,353	13,367	13,180	12,930	12,950	12,809	12,781	12,912	13,299	12,904	12,766	12,577	12,406	12,246	12,182	11,975	11,923	11,762	11,623	11,564	11,309	11,127	10,971	10,894	11,067	11,030	11,011	10,689	10,649	10,595	10,496	9,984	9,980	10,335	10,478	10,501	10,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 2,379,748			2,250,504			2,086,262			2,091,444			2,121,725			1,996,816			1,964,071			1,869,678			1,703,007			1,760,452			1,693,825			1,604,262			1,502,196			1,590,516				1,809,415			1,915,184			1,832,711			1,842,216			1,746,823			1,706,206			1,547,890			1,463,820			1,282,382			1,483,917			1,400,608			1,386,665			1,338,557			1,223,868			1,335,260			1,293,026			1,278,142			1,290,406			1,240,597			1,197,463			1,162,283			1,112,745			1,106,703			1,068,890			1,049,631			1,033,525			1,000,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 11,898,739	11,595,659	11,348,644	11,252,519	10,867,275	10,492,613	10,431,312	10,714,174	10,701,534	10,457,219	10,708,011	10,376,429	10,608,624	10,406,027	10,199,617	9,984,081	9,819,297	9,504,745	9,820,357	9,590,885	9,365,585	9,348,390	8,922,953	8,292,716	8,515,037	8,840,498	9,016,117	8,802,259	8,478,684	8,556,507	8,469,122	8,261,022	8,484,345	8,021,308	8,262,306	7,799,551	7,510,981	8,138,778	8,416,055	7,952,582	8,469,617	$ 8,447,482		$ 9,047,076	$ 8,998,165	$ 9,172,482	$ 9,575,920	$ 9,341,290	$ 9,483,063	$ 9,163,554	$ 9,442,848	$ 9,293,338	$ 9,211,081	$ 9,099,446	$ 9,016,232	$ 8,734,113	$ 8,609,316	$ 8,495,346	$ 8,531,031	$ 8,266,793	$ 7,617,887	$ 7,739,449	$ 7,906,944	$ 7,610,668	$ 7,319,099	$ 7,167,132	$ 6,938,428	$ 6,411,908	$ 7,078,447	$ 7,425,180	$ 7,419,585	$ 7,262,913	$ 7,128,172	$ 7,003,042	$ 6,925,872	$ 6,969,260	$ 6,933,326	$ 6,618,230	$ 6,848,236	$ 6,692,786	$ 6,598,022	$ 6,471,377	$ 6,119,339	$ 6,406,036	$ 6,325,043	$ 6,676,298	$ 6,683,487	$ 6,590,016	$ 6,465,131	$ 6,474,776	$ 6,404,599	$ 6,390,712	$ 6,456,138	$ 6,649,719	$ 6,452,031	$ 6,383,004	$ 6,288,471	$ 6,202,987	$ 6,122,757	$ 6,091,009	$ 5,987,315	$ 5,961,319	$ 5,881,101	$ 5,811,413	$ 5,782,137	$ 5,654,535	$ 5,563,725	$ 5,485,453	$ 5,447,049	$ 5,533,514	$ 5,515,241	$ 5,505,510	$ 5,344,450	$ 5,324,446	$ 5,297,703	$ 5,248,156	$ 4,992,038	$ 4,989,766	$ 5,167,626	$ 5,238,854	$ 5,250,397	$ 5,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 14,051	13,844	13,416	13,340	12,899	12,461	12,853	13,220	13,167	12,584	13,508	12,697	12,839	12,663	12,332	11,732	11,844	11,480	11,992	11,421	11,015	11,003	10,426	9,694	10,049	10,452	10,742	10,377	9,731	10,121	9,971	10,017	10,383	9,872	10,286	9,681	8,781	9,625	9,921	9,304	10,194		10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 14,051	13,844	13,416	13,340	12,899	12,461	12,853	13,220	13,167	12,584	13,508	12,697	12,839	12,663	12,332	11,732	11,844	11,480	11,992	11,421	11,015	11,003	10,426	9,694	10,049	10,452	10,742	10,377	9,731	10,121	9,971	10,017	10,383	9,872	10,286	9,681	8,781	9,625	9,921	9,304	10,194		10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,405,079			1,333,981			1,285,305			1,258,428			1,283,860			1,173,226			1,199,201			1,100,329			1,004,889			1,037,732			997,105			987,173			878,106			930,369			1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 7,025,395	$ 6,921,996	$ 6,708,202	$ 6,669,905	$ 6,449,444	$ 6,230,654	$ 6,426,526	$ 6,610,103	$ 6,583,372	$ 6,292,140	$ 6,754,068	$ 6,348,651	$ 6,419,301	$ 6,331,421	$ 6,166,018	$ 5,866,131	$ 5,921,835	$ 5,739,881	$ 5,996,003	$ 5,710,508	$ 5,507,343	$ 5,501,647	$ 5,212,891	$ 4,847,173	$ 5,024,446	$ 5,226,119	$ 5,371,120	$ 5,188,661	$ 4,865,463	$ 5,060,641	$ 4,985,525	$ 5,008,590	$ 5,191,642	$ 4,935,864	$ 5,143,195	$ 4,840,692	$ 4,390,530	$ 4,812,527	$ 4,960,322	$ 4,651,846	$ 5,097,198		$ 5,000,000